Fair Value of Options Measured based on Black-Scholes Option Pricing Model, Modification of Share-Based Awards (Detail) - Modification of Share-Based Awards - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, minimum	0.50%	0.09%
Risk-free interest rate, maximum	1.12%	0.24%
Expected dividend yield	0.00%	0.00%
Volatility, minimum	64.00%	36.00%
Volatility, maximum	71.00%	65.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected remaining life (years)	1 year 3 months 26 days	6 months 26 days
Fair value of incremental cost	$ 0.21	$ 0.16
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected remaining life (years)	2 years 7 months 10 days	2 years 2 months 12 days
Fair value of incremental cost	$ 0.73	$ 0.43